EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Distributions from equity accounted investments	$ 4	$ 4